Investments - Net Investment Income (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major categories of net investment income
Gross investment income (loss)			$ 3,562.1	$ 3,052.8	$ 3,809.1
Investment expenses			(276.6)	(200.4)	(175.4)
Net investment income (loss)	$ 1,731.7	$ 1,586.0	3,285.5	2,852.4	3,633.7
Fixed maturities | Available-for-sale
Major categories of net investment income
Gross investment income (loss)			2,230.0	1,734.4	2,483.8
Fixed maturities | Trading
Major categories of net investment income
Gross investment income (loss)			32.4	19.6	8.7
Equity securities
Major categories of net investment income
Gross investment income (loss)			3.5	(35.4)	1.7
Mortgage loans
Major categories of net investment income
Gross investment income (loss)			661.5	619.9	692.4
Real estate
Major categories of net investment income
Gross investment income (loss)			177.2	276.2	194.4
Policy loans
Major categories of net investment income
Gross investment income (loss)			39.1	34.4	36.2
Cash and cash equivalents
Major categories of net investment income
Gross investment income (loss)			148.2	37.6	1.7
Derivatives
Major categories of net investment income
Gross investment income (loss)			38.6	171.3	28.2
Other investment types
Major categories of net investment income
Gross investment income (loss)			$ 231.6	$ 194.8	$ 362.0